                Supplement to New York Spinnaker Plus Prospectus
                          Supplement dated May 1, 2003
                        to Prospectus dated June 16, 1997

                   The disclosure set forth below replaces and
                        updates the information under the
                      heading "EXPENSE TABLE" found in the
                      prospectus and any prior supplements.

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                  FIRST SAFECO SEPARATE ACCOUNT S EXPENSE TABLE
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OWNER TRANSACTION EXPENSES (See Note 2)
Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)
     No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:
                   year 1.........8%                year 4..........5%                  year 7..........2%
                   year 2.........7%                year 5..........4%                  year 8..........1%
                   year 3.........6%                year 6..........3%                  year 9+.........0%

Withdrawal Charge
     No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge
     No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
     None.
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SEPARATE ACCOUNT ANNUAL EXPENSES                                      Mortality and Expense Risk Charge.....................  1.25%
(as a percentage of average account value)
                                                                      Asset Related Administration Charge................... None

                                                                      Total Separate Account Annual Expenses................  1.25%
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PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
In some cases, the fund advisers or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. In cases where this waiver or reimbursement is voluntary, the expense information in the table below has been restated to reflect what the fees would have been without the voluntary waiver or reimbursement. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

In addition, we have Fund Participation Agreements with each of the non-Safeco fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Safeco Life may receive an asset based administrative fee from the fund's adviser or distributor that is not deducted from the portfolio's assets.
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PORTFOLIO EXPENSES                                                             Management             Other            Total Annual
(as a percentage of average net assets)                                           Fees              Expenses             Expenses
                                                                                 (after any reimbursement and waiver agreement)
-------------------------------------------------------------------------- --------------------------------------------------------
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     Safeco RST Equity Portfolio                                                  0.74%                0.03%               0.77%
     Safeco RST Growth Opportunities Portfolio                                    0.74%                0.05%               0.79%
     Safeco RST Northwest Portfolio                                               0.74%                0.10%               0.84%
     Safeco RST Bond Portfolio                                                    0.74%                0.10%               0.84%
     Safeco RST Money Market Portfolio (a)                                        0.65%                0.14%               0.79%
     Safeco RST Small Company Value Portfolio                                     0.85%                0.18%               1.03%

     Federated High Income Bond Fund II (b)                                       0.60%                0.17%               0.77%
     Federated International Equity Fund II (c)                                   1.00%                0.50%               1.50%
     Federated Capital Income Fund II (b)                                         0.75%                0.27%               1.02%

     ING VP Emerging Markets Fund                                                 0.85%                1.48%               2.33%
     ING VP Natural Resources Trust                                               1.00%                0.64%               1.64%

     American Century VP Balanced                                                 0.90%                0.00%               0.90%
     American Century VP International                                            1.30%                0.01%               1.31%
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(a) Safeco Asset Management Company voluntarily waived a portion of the investment advisory fee for the Safeco RST Money Market Portfolio. The waiver ranged from 0.10% at January 25, 2002 to 0.55% at December 31, 2002. The waiver expired December 31, 2002.
(b) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. Taking these waivers into consideration the net expenses the Fund actually paid for the fiscal year ended December 31, 2002 were 1.02% for the Federated Capital Income Fund II and 0.77% for the Federated High Income Bond Fund II. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.
(c) Total Annual Operating Expenses are lower due to a waiver of the shareholder services fee and the Advisor voluntarily waiving a portion of the management fee. The fund did not pay or accrue a shareholder services fee during the fiscal year ended December 31, 2002, and the Adviser can terminate this voluntary management fee waiver at any time. Taking into consideration these waivers, the fund's Other Expenses and Management Fees were reduced by 0.25% and 0.10% respectively.

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.




 Explanation of Expense Table
1. The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the contract. The Expense Table reflects expenses of the Separate Account as well as the portfolios. Changes to the portfolio expenses affect the results of the expense Examples in your prospectus and any previous supplements. Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.
2. There are situations where all or some of the owner transaction expenses do not apply. See "Charges and Deductions" for a complete discussion.